SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance at the beginning of year	$ 117,195
Additional for the year	70,267
Acquisition of a subsidiary		117,195
Balance at the end of year	$ 187,462	$ 117,195